Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Property and Equipment
Property and Equipment

Note 3: Property and Equipment

Property and equipment consisted of the following:

	As of March 31,	As of December 31,
	2026	2025
Property and equipment	$99,533	$46,094
Less: accumulated depreciation	(13,758)	(8,992)
Property and equipment, net	$85,775	$37,102

Depreciation expense for the three months ended March 31, 2026 and 2025 was $4,766 and $526, respectively.

Note 4: Property and Equipment

Property and equipment consisted of the following:

	December 31,	December 31,
	2025	2024
Equipment	$46,094	$2,657

Less: accumulated depreciation	(8,992)	(664)

Equipment, net	$37,102	$1,993

Depreciation expense for the years ended December 31, 2025 and 2024 totaled $8,327 and $664, respectively.